Provisions - Expected Terms to Settle Obligations (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Provisions Within 12 Months [Member] | Other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 1,972,540	$ 4,059,122
Provisions Within 12 Months [Member] | Provision for Commercial Claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	814,865	2,828,955
Provisions Within 12 Months [Member] | Provisions labor-related [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	116,589	192,504
Provisions Within 12 Months [Member] | Provisions tax claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	594,810	627,828
Provisions Within 12 Months [Member] | Others [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	446,276	409,835
Provisions Within 12 Months [Member] | Provisions for reorganization [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments		2,616,915
Provisions Within 12 Months [Member] | Financial guarantees and loan commitments [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	2,694,198	1,662,857
Provisions After 12 Months [Member] | Other provisions [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	4,002,707	2,595,076
Provisions After 12 Months [Member] | Provision for Commercial Claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	2,681,226	1,906,572
Provisions After 12 Months [Member] | Provisions labor-related [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	498,236	360,175
Provisions After 12 Months [Member] | Provisions tax claims [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments		0
Provisions After 12 Months [Member] | Others [member]
Disclosure Of Provisions Expected To Settle Obligations [Line Items]
Provisions For Financial Guarantees And Loan Commitments	$ 823,245	$ 328,329